SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - Customer concentration risk [Member] - Customer A [Member]	12 Months Ended
Dec. 31, 2015
Revenue [Member]
Concentration of credit risk [Line Items]
Concentration risk, percentage	28.40%
Accounts receivable [Member]
Concentration of credit risk [Line Items]
Concentration risk, percentage	99.90%